LVIP Channing Small Cap Value Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.12%
Aerospace & Defense–2.34%
Hexcel Corp.	28,880	$2,337,258
		2,337,258
Banks–11.80%
Columbia Banking System, Inc.	87,062	2,388,111
Hancock Whitney Corp.	36,776	2,338,586
Independent Bank Corp.	30,857	2,320,755
Renasant Corp.	65,180	2,354,953
Wintrust Financial Corp.	17,015	2,364,064
		11,766,469
Building Products–4.06%
CSW Industrials, Inc.	8,256	2,151,349
†Modine Manufacturing Co.	8,775	1,901,630
		4,052,979
Capital Markets–6.66%
Affiliated Managers Group, Inc.	8,493	2,350,013
Artisan Partners Asset Management, Inc. Class A	57,475	2,091,515
Moelis & Co. Class A	38,604	2,200,428
		6,641,956
Chemicals–4.42%
Avient Corp.	61,156	2,219,963
†Axalta Coating Systems Ltd.	78,815	2,183,175
		4,403,138
Commercial Services & Supplies–4.89%
Brink's Co.	21,233	2,200,376
MSA Safety, Inc.	16,350	2,680,582
		4,880,958
Construction & Engineering–1.77%
†Centuri Holdings, Inc.	60,325	1,762,093
		1,762,093
Diversified Consumer Services–2.62%
OneSpaWorld Holdings Ltd.	113,904	2,614,097
		2,614,097
Electronic Equipment, Instruments & Components–11.67%
Advanced Energy Industries, Inc.	6,907	2,228,958
Belden, Inc.	21,511	2,470,108
Crane NXT Co.	50,229	2,038,795
Littelfuse, Inc.	8,840	2,999,854
†OSI Systems, Inc.	7,157	1,900,255
		11,637,970
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–2.16%
†Madison Square Garden Entertainment Corp.	36,485	$2,149,331
		2,149,331
Gas Utilities–2.60%
Southwest Gas Holdings, Inc.	29,802	2,589,794
		2,589,794
Hotels, Restaurants & Leisure–1.97%
Boyd Gaming Corp.	23,871	1,961,719
		1,961,719
Household Durables–0.95%
Installed Building Products, Inc.	3,574	947,646
		947,646
Industrial REITs–2.45%
STAG Industrial, Inc.	67,852	2,446,743
		2,446,743
Insurance–2.39%
First American Financial Corp.	39,538	2,383,746
		2,383,746
Leisure Products–2.21%
Brunswick Corp.	30,335	2,207,175
		2,207,175
Machinery–7.39%
Atmus Filtration Technologies, Inc.	41,886	2,377,868
†Gates Industrial Corp. PLC	109,790	2,482,352
Timken Co.	24,932	2,507,411
		7,367,631
Media–2.12%
Nexstar Media Group, Inc.	11,697	2,115,169
		2,115,169
Office REITs–2.52%
COPT Defense Properties	82,025	2,509,965
		2,509,965
Oil, Gas & Consumable Fuels–2.12%
California Resources Corp.	30,571	2,116,125
		2,116,125
Paper & Forest Products–1.88%
Louisiana-Pacific Corp.	25,840	1,879,860
		1,879,860
Professional Services–2.37%
†Parsons Corp.	43,643	2,364,141
		2,364,141
LVIP Channing Small Cap Value Fund–1

LVIP Channing Small Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–2.01%
†Cushman & Wakefield Ltd.	163,775	$2,007,882
		2,007,882
Semiconductors & Semiconductor Equipment–1.95%
†Onto Innovation, Inc.	9,466	1,941,193
		1,941,193
Specialty Retail–4.54%
†Asbury Automotive Group, Inc.	7,901	1,543,934
†Valvoline, Inc.	88,532	2,981,758
		4,525,692
Trading Companies & Distributors–4.26%
Herc Holdings, Inc.	15,603	1,553,279
McGrath RentCorp	24,437	2,694,912
		4,248,191
Total Common Stock (Cost $82,458,212)		95,858,921

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.84%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	3,827,382	$3,827,382
Total Money Market Fund (Cost $3,827,382)		3,827,382

TOTAL INVESTMENTS–99.96% (Cost $86,285,594)	99,686,303
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	38,719
NET ASSETS APPLICABLE TO 7,388,511 SHARES OUTSTANDING–100.00%	$99,725,022

†Non-income producing.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
LVIP Channing Small Cap Value Fund–2